Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Preferred Stock [Text Block]
(11) Preferred Stock
On the Closing Date, pursuant to the Business Combination (as described in Note 4), 17,750,882 outstanding shares of Preferred Stock were automatically converted into 8,259,505 shares of common stock pursuant to the Exchange Ratio.
In addition, upon the closing of the Business Combination, pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, the Company authorized 10,000,000 shares of preferred stock with a par value $0.0001.
Prior to the Business Combination, in August 2019, the Company’s Certificate of Incorporation was amended to authorize the Company to issue 50,000,000 shares of preferred stock, of which 6,615,000 shares were designated as Series A preferred stock, 2,525,800 shares were designated as series
A-1
preferred stock, 4,039,963 shares were designated as series
A-2
preferred stock, 3,333,333 shares were designated as series
A-2A
preferred stock, and 8,571,429 shares were designated as series B preferred stock. The carrying value of Series A preferred stock was $1 per share, Series
A-1
$1.88 per share, Series
A-2
&
A-2A
$3.00 per share, and Series B $3.50 per share.
The preferred stock was entitled to receive noncumulative dividends in preference to any dividend on the common stock when, as, and if declared by the Company’s board of directors. The holders of the preferred stock also were entitled to participate pro rata in any dividends paid on the common stock on an as-if-converted
basis.
Each holder of preferred stock was entitled to the number of votes equal to the number of shares of common stock that it could be converted into. As long as there were 8,000,000 shares of preferred stock outstanding, the vote or written consent of the holder of the majority of the outstanding preferred stock (all series voting as a single class) was required to approve any amendment of the certificate of incorporation that changes voting, preferences or privileges or restrictions of the preferred stock.
In the event of liquidation or winding up of the Company, the preferred stockholders also were entitled to receive in preference to the holders of the common stock the greater of: a) a per share amount equal to their respective original purchase price plus any declared but unpaid dividends (the “Liquidation Preference”); or b) the amount to be paid on the common stock on an as-if-converted
basis. The remaining assets would be distributed to the common stockholders.
The holders of preferred stock had the right to convert the preferred stock into common stock, at any time, utilizing the then- effective conversion rate. The effective conversion rate as of December 31, 2020 was 1:1. All preferred shares were automatically converted into common shares utilizing the then effective preferred conversion rate upon: a) the closing of the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, covering the sale of the Company’s common stock if gross proceeds are at least $20,000,000 and the Company’s shares have been listed on a stock exchange, as defined; or b) the election of the holders of a majority of the outstanding shares of preferred stock.
With any change of control of the Company or financing, the preferred stockholders were to approve through majority vote any such change in control or financing event approved by the board of directors or the majority of the common stockholders. The preferred stock contained certain anti-dilution provisions, as defined.
In addition to the rights described above, series
A-2A
preferred stock was redeemable at a price equal to $5 per preferred share at the option of the investor at any time during the redemption period, which was scheduled to commence in August 2022 and end in August 2023. As a result of the redemption feature, the Company classified the series
A-2A
preferred stock as mezzanine equity as of January 1, 2020. However, the redemption feature was terminated during the year ended December 31, 2020, and the series
A-2A
preferred stock was reclassified from mezzanine equity to permanent equity.

(11) Preferred Stock
On the Closing Date, pursuant to the Business Combination (as described in Note 4), 17,750,882 outstanding shares of Preferred Stock were automatically converted into 8,259,505 shares of common stock pursuant to the Exchange Ratio.
In addition, upon the closing of the Business Combination, pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, the Company authorized 10,000,000 shares of preferred stock with a par value $0.0001.
Prior to the Business Combination, in August 2019, the Company’s Certificate of Incorporation was amended to authorize the Company to issue 50,000,000 shares of preferred stock, of which 6,615,000 shares were designated as Series A preferred stock, 2,525,800 shares were designated as series
A-1
preferred stock, 4,039,963 shares were designated as series
A-2
preferred stock, 3,333,333 shares were designated as series
A-2A
preferred stock, and 8,571,429 shares were designated as series B preferred stock. The carrying value of Series A preferred stock was $1 per share, Series
A-1
$1.88 per share, Series
A-2
&
A-2A
$3.00 per share, and Series B $3.50 per share.
The preferred stock was entitled to receive noncumulative dividends in preference to any dividend on the common stock when, as, and if declared by the Company’s board of directors. The holders of the preferred stock also were entitled to participate pro rata in any dividends paid on the common stock on an as-if-converted
basis.
Each holder of preferred stock was entitled to the number of votes equal to the number of shares of common stock that it could be converted into. As long as there were 8,000,000 shares of preferred stock outstanding, the vote or written consent of the holder of the majority of the outstanding preferred stock (all series voting as a single class) was required to approve any amendment of the certificate of incorporation that changes voting, preferences or privileges or restrictions of the preferred stock.
In the event of liquidation or winding up of the Company, the preferred stockholders also were entitled to receive in preference to the holders of the common stock the greater of: a) a per share amount equal to their respective original purchase price plus any declared but unpaid dividends (the “Liquidation Preference”); or b) the amount to be paid on the common stock on an as-if-converted
basis. The remaining assets would be distributed to the common stockholders.
The holders of preferred stock had the right to convert the preferred stock into common stock, at any time, utilizing the then- effective conversion rate. The effective conversion rate as of December 31, 2020 was 1:1. All preferred shares were automatically converted into common shares utilizing the then effective preferred conversion rate upon: a) the closing of the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, covering the sale of the Company’s common stock if gross proceeds are at least $20,000,000 and the Company’s shares have been listed on a stock exchange, as defined; or b) the election of the holders of a majority of the outstanding shares of preferred stock.
With any change of control of the Company or financing, the preferred stockholders were to approve through majority vote any such change in control or financing event approved by the board of directors or the majority of the common stockholders. The preferred stock contained certain anti-dilution provisions, as defined.
In addition to the rights described above, series
A-2A
preferred stock was redeemable at a price equal to $5 per preferred share at the option of the investor at any time during the redemption period, which was scheduled to commence in August 2022 and end in August 2023. As a result of the redemption feature, the Company classified the series
A-2A
preferred stock as mezzanine equity as of January 1, 2020. However, the redemption feature was terminated during the year ended December 31, 2020, and the series
A-2A
preferred stock was reclassified from mezzanine equity to permanent equity.